BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio (“Global Opportunities”)

BlackRock International Opportunities Portfolio (“International Opportunities”)

BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 4, 2014 to the Fund’s

Statement of Additional Information dated January 28, 2014

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below:

The first paragraph is deleted in its entirety and replaced with the following:

Thomas Callan, CFA, and Ian Jamieson, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Global Opportunities, International Opportunities and U.S. Opportunities.

The tables in the sub-section entitled “Other Funds and Accounts Managed” for the Funds are deleted in their entirety and replaced with the following:

Global Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	10	10	5	0	0	3
	$9.64 Billion	$2.52 Billion	$2.13 Billion	$0	$0	$1.79 Billion
Ian Jamieson, CFA	6	8	3	0	0	1
	$5.76 Billion	$1.29 Billion	$1.16 Billion	$0	$0	$828.2 Million

International Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	10	10	5	0	0	3
	$8.26 Billion	$2.52 Billion	$2.13 Billion	$0	$0	$1.79 Billion
Ian Jamieson, CFA	6	8	3	0	0	1
	$4.38 Billion	$1.29 Billion	$1.16 Billion	$0	$0	$828.2 Million

U.S. Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	10	10	5	0	0	3
	$8.41 Billion	$2.52 Billion	$2.13 Billion	$0	$0	$1.79 Billion
Ian Jamieson, CFA	6	8	3	0	0	1
	$4.53 Billion	$1.29 Billion	$1.16 Billion	$0	$0	$828.2 Million

The sub-section entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

The sub-section entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Portfolio Manager Beneficial Holdings” is deleted and replaced with the following with respect to the Funds:

As of September 30, 2013, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Thomas Callan, CFA	Global Opportunities International Opportunities U.S. Opportunities	Over $1 Million Over $1 Million Over $1 Million
Ian Jamieson, CFA	Global Opportunities International Opportunities U.S. Opportunities	$500,001-$1,000,000 $100,001-$500,000 $1-$10,000

The last two sentences of the sub-section entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Portfolio Manager Potential Material Conflicts of Interest” are deleted and replaced with the following:

It should also be noted that Messrs. Callan, Kim and Jamieson and Ms. Xie may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Callan, Kim and Jamieson and Ms. Xie may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.